UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Absolute Return Fund
(Class I Shares: PSQIX)
 (Class A Shares: PSQAX)

SEMI-ANNUAL REPORT
October 31, 2015

Palmer Square Absolute Return Fund
a series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	21
Notes to Financial Statements	23
Supplemental Information	38
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS – 4.8%
$196,875	Amaya Holdings B.V. 8.000%, 8/1/2022[1,2,3]	$198,352
1,500,000	AssuredPartners, Inc. 10.000%, 10/16/2023[1,2]	1,464,375
775,000	Asurion LLC 8.500%, 3/3/2021[1,2]	701,375
1,475,000	BMC Software Finance, Inc. 5.000%, 9/10/2020[1,2]	1,333,724
749,063	Chemours Co. 4.000%, 5/12/2022[1,2]	688,388
1,725,000	Duff & Phelps Corp. 9.500%, 4/23/2021[1,2]	1,709,906
900,000	Gruden Acquisition, Inc. 9.500%, 8/18/2023[1,2]	859,500
448,875	Murray Energy Corp. 7.000%, 4/14/2017[1,2]	334,412
750,000	Pacific Drilling S.A. 4.500%, 6/3/2018[1,2,3]	409,999
1,600,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	1,544,000
6,600,000	Samson Investment Co. 5.000%, 9/25/2018[1,2]	577,500
825,000	Tronox Pigments Holland B.V. 4.250%, 3/19/2020[1,2,3]	760,448
1,250,000	Valeant Pharmaceuticals International, Inc. 3.500%, 2/13/2019[1,2,3]	1,168,438
2,500,000	Visant Corp. 7.000%, 9/23/2021[1,2]	2,494,725

	TOTAL BANK LOANS (Cost $18,030,667)	14,245,142

	BONDS – 73.2%
	ASSET-BACKED SECURITIES – 56.7%
2,000,000	Acis CLO Ltd. Series 2014-3A, Class C, 2.800%, 2/1/2026[1,2,4]	1,875,205
750,000	ALM VII R Ltd. Series 2013-7RA, Class C, 3.743%, 4/24/2024[1,2,4]	735,769
1,250,000	Apidos CDO IV Series 2006-4X, Class E, 3.923%, 10/27/2018[1,2]	1,248,368
2,000,000	Apidos CLO XIV Series 2013-14A, Class F, 5.571%, 4/15/2025[1,2,4]	1,569,186
1,000,000	Apidos CLO XV Series 2013-15A, Class E, 5.817%, 10/20/2025[1,2,4]	798,779
2,625,000	Atrium CDO Corp. Series 8A, Class E, 6.316%, 10/23/2022[1,2,4]	2,586,197

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	Atrium IX Series 9A, Class E, 5.325%, 2/28/2024[1,2,4]	$2,222,561
1,250,000	Atrium XI Series 11A, Class F, 6.366%, 10/23/2025[1,2,4]	1,013,725
500,000	Avalon IV Capital Ltd. Series 2012-1A, Class ER, 5.915%, 4/17/2023[1,2,4]	493,377
	Babson CLO Ltd.
1,500,000	Series 2013-IA, Class F, 5.567%, 4/20/2025[1,2,4]	1,157,353
1,375,000	Series 2014-3A, Class E1, 5.421%, 1/15/2026[1,2,4]	1,161,597
750,000	Series 2014-3A, Class F, 6.321%, 1/15/2026[1,2,4]	582,904
1,000,000	Series 2014-IIA, Class F, 5.717%, 10/17/2026[1,2,4]	675,000
1,200,000	Battalion CLO VII Ltd. Series 2014-7A, Class C, 4.215%, 10/17/2026[1,2,4]	1,120,908
	Benefit Street Partners CLO V Ltd.
750,000	Series 2014-VA, Class D, 3.837%, 10/20/2026[1,2,4]	688,585
2,250,000	Series 2014-VA, Class E, 5.437%, 10/20/2026[1,2,4]	1,933,441
	Benefit Street Partners CLO VII Ltd.
1,500,000	Series 2015-VIIA, Class C, 3.844%, 7/18/2027[1,2,4]	1,385,452
1,000,000	Series 2015-VIIA, Class D, 5.644%, 7/18/2027[1,2,4]	862,088
	BlueMountain CLO Ltd.
4,250,000	Series 2011-1A, Class E, 6.071%, 8/16/2022[1,2,4]	4,274,333
2,000,000	Series 2013-2A, Class D, 3.870%, 1/22/2025[1,2,4]	1,907,549
1,250,000	Series 2013-1A, Class D, 4.921%, 5/15/2025[1,2,4]	1,089,451
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	Series 2012-1AR, Class DR, 4.067%, 4/20/2022[1,2,4]	1,491,886
1,000,000	Series 2013-2A, Class F, 5.717%, 4/18/2025[1,2,4]	799,017
2,250,000	Series 2014-3A, Class E, 6.373%, 7/27/2026[1,2,4]	1,835,723
	Catamaran CLO Ltd.
1,000,000	Series 2012-1A, Class E, 5.595%, 12/20/2023[1,2,4]	922,512
1,650,000	Series 2014-1A, Class D, 4.817%, 4/20/2026[1,2,4]	1,346,985
1,500,000	Series 2015-1A, Class E, 5.470%, 4/22/2027[1,2,4]	1,242,862
500,000	Cent CLO 21 Ltd. Series 2014-21A, Class D, 5.323%, 7/27/2026[1,2,4]	391,203
	Cent CLO 22 Ltd.
1,000,000	Series 2014-22A, Class D, 5.611%, 11/7/2026[1,2,4]	882,313
1,300,000	Series 2014-22A, Class E, 6.711%, 11/7/2026[1,2,4]	1,067,983
	CIFC Funding Ltd.
1,750,000	Series 2012-1AR, Class B2R, 6.559%, 8/14/2024[1,4]	1,733,957
5,000,000	Series 2012-2A, Class B1R, 3.982%, 12/5/2024[1,2,4]	4,862,133
2,500,000	Series 2012-2A, Class B2R, 6.082%, 12/5/2024[1,2,4]	2,426,649
250,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class D, 3.521%, 11/15/2025[1,2,4]	229,867
1,250,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 6.721%, 4/15/2027[1,2,4]	1,043,964

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden XXII Senior Loan Fund
$11,000,000	Series 2011-22A, Class SUB, 0.000%, 1/15/2022[2,4]	$7,565,719
1,350,000	Series 2011-22A, Class CR, 4.321%, 1/15/2022[1,2,4]	1,357,977
3,000,000	Series 2011-22A, Class D, 5.521%, 1/15/2022[1,2,4]	2,938,801
	Dryden XXIII Senior Loan Fund
2,000,000	Series 2012-23A, Class DR, 6.321%, 7/17/2023[1,2,4]	1,936,902
3,000,000	Series 2012-23A, Class ER, 7.321%, 7/17/2023[1,2,4]	2,952,888
	Dryden XXIV Senior Loan Fund
4,850,000	Series 2012-24RA, Class ER, 6.271%, 11/15/2023[1,2,4]	4,678,216
3,000,000	Series 2012-24RA, Class FR, 8.221%, 11/15/2023[1,2,4]	2,876,453
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class E, 5.821%, 1/15/2025[1,2,4]	933,564
	Flatiron CLO Ltd.
1,000,000	Series 2011-1A, Class D, 3.921%, 1/15/2023[1,2,4]	1,005,755
1,000,000	Series 2012-1A, Class D, 5.795%, 10/25/2024[1,2,4]	930,428
1,000,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 5.815%, 7/17/2023[1,2,4]	990,432
1,550,000	Greywolf CLO II Ltd. Series 2013-1A, Class C, 4.151%, 4/15/2025[1,2,4]	1,477,767
	Greywolf CLO III Ltd.
1,500,000	Series 2014-1A, Class C, 3.920%, 4/22/2026[1,2,4]	1,381,511
500,000	Series 2014-1A, Class E, 6.070%, 4/22/2026[1,2,4]	392,306
	Greywolf CLO IV Ltd.
1,000,000	Series 2014-2A, Class D, 5.915%, 1/17/2027[1,2,4]	887,999
1,250,000	Series 2014-2A, Class E, 6.965%, 1/17/2027[1,2,4]	1,024,599
2,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class E, 6.117%, 10/20/2024[1,2,4]	1,588,911
1,000,000	ING IM CLO Ltd. Series 2012-1A, Class ER, 6.836%, 3/14/2022[1,2,4]	984,141
1,700,000	Jamestown CLO I Ltd. Series 2012-1A, Class D, 5.804%, 11/5/2024[1,2,4]	1,615,401
2,500,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.567%, 1/20/2025[1,2,4]	2,363,347
	Madison Park Funding XIV Ltd.
4,500,000	Series 2014-14A, Class E, 5.067%, 7/20/2026[1,2,4]	3,805,397
750,000	Series 2014-14A, Class F, 5.717%, 7/20/2026[1,2,4]	587,343
8,650,000	Marathon CLO IV Ltd. Series 2012-4A, Class D, 6.083%, 5/20/2023[1,2,4]	8,434,197
	Marine Park CLO Ltd.
2,000,000	Series 2012-1A, Class CR, 3.834%, 10/12/2023[1,2,4]	1,964,213
1,500,000	Series 2012-1A, Class DR, 5.734%, 10/12/2023[1,2,4]	1,463,781
4,000,000	Mountain View CLO II Ltd. Series 2006-2A, Class B, 0.721%, 1/12/2021[1,2,4]	3,888,439

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Mountain View CLO Ltd.
$2,350,000	Series 2013-1A, Class E, 4.821%, 4/12/2024[1,2,4]	$1,853,896
5,000,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[4]	2,614,625
2,000,000	Series 2014-1A, Class D, 4.071%, 10/15/2026[1,4]	1,794,577
3,000,000	Series 2014-1A, Class E, 5.651%, 10/15/2026[1,4]	2,428,336
2,000,000	Series 2014-1A, Class F, 6.121%, 10/15/2026[1,4]	1,521,067
1,500,000	Series 2015-9A, Class D, 5.629%, 7/15/2027[1,2,4]	1,252,323
2,000,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 4.721%, 4/15/2019[1,2,4]	1,987,467
2,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12A, Class ER, 6.570%, 7/25/2023[1,2,4]	1,928,664
525,000	Neuberger Berman CLO XV Ltd. Series 2013-15A, Class E, 4.921%, 10/15/2025[1,2,4]	431,927
1,750,000	Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class D, 3.671%, 4/15/2026[1,2,4]	1,635,560
4,125,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class E1, 5.059%, 8/4/2025[1,2,4]	3,242,714
2,500,000	OHA Credit Partners VI Ltd. Series 2012-6A, Class DR, 3.809%, 5/15/2023[1,2,4]	2,500,207
1,250,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.320%, 1/22/2025[1,2,4]	1,093,597
	OZLM Funding Ltd.
2,000,000	Series 2012-2A, Class C, 4.647%, 10/30/2023[1,2,4]	1,990,236
1,000,000	Series 2012-2A, Class D, 5.597%, 10/30/2023[1,2,4]	934,329
1,050,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 3.815%, 1/17/2026[1,2,4]	982,302
2,000,000	OZLM VI Ltd. Series 2014-6A, Class C, 3.815%, 4/17/2026[1,2,4]	1,828,640
1,000,000	OZLM VII Ltd. Series 2014-7A, Class E, 6.215%, 7/17/2026[1,2,4]	791,798
500,000	OZLM VIII Ltd. Series 2014-8A, Class D, 5.239%, 10/17/2026[1,2,4]	421,760
2,000,000	Race Point V CLO Ltd. Series 2011-5A, Class ER, 6.337%, 12/15/2022[1,2,4]	2,027,360
3,496,700	Sapphire Valley CDO I Ltd. Series 2006-1A, Class A, 0.559%, 12/15/2022[1,2,4]	3,453,954
1,350,000	Symphony CLO VII Ltd. Series 2011-7A, Class D, 3.523%, 7/28/2021[1,2,4]	1,354,553
1,000,000	TICP CLO II Ltd. Series 2014-2A, Class D, 5.045%, 7/20/2026[1,2,4]	784,042
	Voya CLO Ltd.
4,893,000	Series 2012-3A, Class ER, 6.321%, 10/15/2022[1,2,4]	4,757,045
1,550,000	Series 2013-2A, Class C, 3.795%, 4/25/2025[1,2,4]	1,434,592

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	West CLO Ltd.
$1,250,000	Series 2013-1A, Class D, 5.211%, 11/7/2025[1,2,4]	$1,013,953
14,000,000	Series 2014-1A, Class SUB, 0.000%, 7/18/2026[2,4]	8,251,743
3,000,000	Series 2014-1A, Class C, 3.767%, 7/18/2026[1,2,4]	2,714,017
1,750,000	Series 2014-1A, Class D, 5.217%, 7/18/2026[1,2,4]	1,423,294

	TOTAL ASSET-BACKED SECURITIES (Cost $181,417,733)	168,133,947

	CORPORATE – 16.1%
	BASIC MATERIALS – 1.5%
200,000	FMG Resources August 2006 Pty Ltd. 6.875%, 4/1/2022[2,3,4]	144,000
4,560,000	TPC Group, Inc. 8.750%, 12/15/2020[2,4]	3,751,056
950,000	Tronox Finance LLC 6.375%, 8/15/2020[2]	681,340
		4,576,396
	COMMUNICATIONS – 1.3%
825,000	Blue Coat Holdings, Inc. 8.375%, 6/1/2023[2,4,5]	858,000
1,485,000	Frontier Communications Corp. 11.000%, 9/15/2025[2,4]	1,560,171
1,615,000	Sprint Communications, Inc. 7.000%, 8/15/2020	1,501,950
		3,920,121
	CONSUMER, CYCLICAL – 2.1%
4,470,000	Pinnacle Entertainment, Inc. 7.750%, 4/1/2022[2,5]	4,972,875
	Scientific Games International, Inc.
825,000	7.000%, 1/1/2022[2,4]	837,375
490,000	10.000%, 12/1/2022[2]	439,775
		6,250,025
	CONSUMER, NON-CYCLICAL – 0.4%
1,250,000	Valeant Pharmaceuticals International, Inc. 6.125%, 4/15/2025[2,3,4]	1,054,687

	ENERGY – 4.0%
3,465,000	Approach Resources, Inc. 7.000%, 6/15/2021[2]	1,957,725
	Basic Energy Services, Inc.
550,000	7.750%, 2/15/2019[2]	224,125
550,000	7.750%, 10/15/2022[2]	206,250
1,347,000	Berry Petroleum Co. LLC 6.375%, 9/15/2022[2]	491,655

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$1,485,000	Clayton Williams Energy, Inc. 7.750%, 4/1/2019[2]	$1,373,625
1,615,000	Foresight Energy LLC / Foresight Energy Finance Corp. 7.875%, 8/15/2021[2,4,5]	1,199,137
1,675,000	Halcon Resources Corp. 8.625%, 2/1/2020[2,4,5]	1,450,969
	Linn Energy LLC / Linn Energy Finance Corp.
375,000	6.500%, 5/15/2019[2]	99,375
1,200,000	6.250%, 11/1/2019[2,5]	279,000
5,997,000	Murray Energy Corp. 11.250%, 4/15/2021[2,4]	1,619,190
1,750,000	Oasis Petroleum, Inc. 6.875%, 3/15/2022[2]	1,505,000
	Peabody Energy Corp.
3,985,000	6.000%, 11/15/2018	717,300
500,000	6.500%, 9/15/2020	68,750
2,965,000	6.250%, 11/15/2021	444,750
814,000	10.000%, 3/15/2022[2,4,5]	221,815
		11,858,666
	FINANCIAL – 3.6%
2,450,000	Bank of America Corp. 6.250%, 9/29/2049[1,2]	2,487,485
2,450,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	2,437,750
1,250,000	Communications Sales & Leasing, Inc. / CSL Capital LLC 8.250%, 10/15/2023[2]	1,161,875
1,725,000	Ocwen Financial Corp. 7.125%, 5/15/2019[2,4,5]	1,582,687
2,350,000	Stearns Holdings LLC 9.375%, 8/15/2020[2,4]	2,361,750
900,000	Walter Investment Management Corp. 7.875%, 12/15/2021[2]	732,375
		10,763,922
	INDUSTRIAL – 1.2%
3,400,000	Manitowoc Co., Inc. 5.875%, 10/15/2022[2,5]	3,527,500

	TECHNOLOGY – 2.0%
2,375,000	Audatex North America, Inc. 6.125%, 11/1/2023[2,4]	2,398,750
2,050,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[2,4]	1,593,875

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$1,541,000	BMC Software, Inc. 7.250%, 6/1/2018	$1,361,859
490,000	Ensemble S Merger Sub, Inc. 9.000%, 9/30/2023[2,4,5]	496,125
		5,850,609
	TOTAL CORPORATE (Cost $56,471,569)	47,801,926

	MUNICIPAL – 0.4%
	Commonwealth of Puerto Rico
825,000	8.000%, 7/1/2035[2]	601,219
825,000	5.000%, 7/1/2041[2]	515,625

	TOTAL MUNICIPAL (Cost $1,082,372)	1,116,844

	TOTAL BONDS (Cost $238,971,674)	217,052,717

Number of Shares

	COMMON STOCKS – 0.3%
	FINANCIAL – 0.3%
7,190	AerCap Holdings N.V.*3	298,385
67,975	Ocwen Financial Corp.*	475,145
19,860	Walter Investment Management Corp.*	237,526
		1,011,056
	TOTAL COMMON STOCKS (Cost $1,480,762)	1,011,056

	EXCHANGE-TRADED FUNDS – 0.2%
10,000	PowerShares Buyback Achievers Portfolio	472,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $304,400)	472,100

Number of Contracts

PURCHASED OPTIONS CONTRACTS – 0.4%
CALL OPTIONS – 0.1%
COMMODITY – 0.1%
Crude Oil Futures January 2016
210	Exercise Price: $55.00, Expiration Date: December 16, 2015	117,600

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	COMMODITY (Continued)
	Crude Oil Futures February 2016
51	Exercise Price: $58.00, Expiration Date: January 14, 2016	$36,210
		153,810

	TOTAL CALL OPTIONS (Cost $134,580)	153,810

	PUT OPTIONS – 0.3%
	COMMODITY – 0.0%
	Crude Oil Futures December 2015
21	Exercise Price: $40.00, Expiration Date: November 17, 2015	3,002

	EQUITY – 0.3%
	Akorn, Inc.
25	Exercise Price: $22.50, Expiration Date: December 18, 2015	3,500
40	Exercise Price: $22.50, Expiration Date: March 18, 2016	11,700
	Beacon Roofing Supply, Inc.
35	Exercise Price: $30.00, Expiration Date: January 15, 2016	—
	Chemours Co.
1,810	Exercise Price: $5.00, Expiration Date: January 15, 2016	81,450
	Freeport-McMoRan, Inc.
165	Exercise Price: $8.00, Expiration Date: January 15, 2016	3,878
	Frontier Communications Corp.
1,280	Exercise Price: $5.00, Expiration Date: February 19, 2016	54,400
	HealthSouth Corp.
95	Exercise Price: $30.00, Expiration Date: January 15, 2016	5,938
58	Exercise Price: $30.00, Expiration Date: April 15, 2016	7,250
	Hologic Inc
145	Exercise Price: $35.00, Expiration Date: January 15, 2016	13,412
225	Exercise Price: $30.00, Expiration Date: March 18, 2016	14,062
	Horizon Pharma PLC
65	Exercise Price: $10.00, Expiration Date: January 15, 2016	3,738
	iShares 20+ Year Treasury Bond ETF
500	Exercise Price: $118.00, Expiration Date: November 20, 2015	12,000
375	Exercise Price: $120.00, Expiration Date: November 20, 2015	21,750
	iShares iBoxx $High Yield Corporate Bond ETF
950	Exercise Price: $83.00, Expiration Date: December 18, 2015	43,700
	iShares iBoxx $Investment Grade Corporate Bond ETF
840	Exercise Price: $115.00, Expiration Date: December 18, 2015	69,300
	Kindred Healthcare, Inc.
95	Exercise Price: $10.00, Expiration Date: May 20, 2016	6,412
	Linn Energy LLC
1,280	Exercise Price: $5.00, Expiration Date: January 15, 2016	368,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	Meritor, Inc.
410	Exercise Price: $9.00, Expiration Date: February 19, 2016	$15,375
	SPDR S&P 500 ETF Trust
480	Exercise Price: $185.00, Expiration Date: November 20, 2015	6,000
480	Exercise Price: $190.00, Expiration Date: November 20, 2015	10,320
140	Exercise Price: $185.00, Expiration Date: December 19, 2015	8,960
960	Exercise Price: $190.00, Expiration Date: December 19, 2015	93,600
530	Exercise Price: $190.00, Expiration Date: January 15, 2016	93,015
	Transocean Ltd.
204	Exercise Price: $10.00, Expiration Date: January 15, 2016	7,854
	Univar, Inc.
330	Exercise Price: $17.50, Expiration Date: March 18, 2016	69,300
	Valeant Pharmaceuticals International, Inc.
298	Exercise Price: $50.00, Expiration Date: January 15, 2016	93,125
		1,118,039
	FINANCIAL COMMODITY – 0.0%
	Euro-Bund 10 Year
2,000,000	Exercise Price: $96.53, Expiration Date: June 28, 2016	11,375

	TOTAL PUT OPTIONS (Cost $1,512,824)	1,132,416

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,647,404)	1,286,226

	TOTAL INVESTMENTS – 78.9% (Cost $260,434,907)	234,067,241
	Other Assets in Excess of Liabilities – 21.1%	62,486,506

	TOTAL NET ASSETS – 100.0%	$296,553,747

Principal Amount

	SECURITIES SOLD SHORT – (21.7)%
	BONDS – (21.7)%
	CORPORATE – (12.5)%
	BASIC MATERIALS – (1.5)%
$(1,650,000)	ArcelorMittal 6.125%, 6/1/2025[3]	(1,426,722)
(2,475,000)	Ashland, Inc. 4.750%, 8/15/2022[2]	(2,485,642)
(825,000)	Platform Specialty Products Corp. 6.500%, 2/1/2022[2,4]	(705,375)
(4,617,739)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS – (0.7)%
$(2,500,000)	Windstream Services LLC 6.375%, 8/1/2023[2]	$(1,990,625)

	CONSUMER, CYCLICAL – (2.2)%
	Beazer Homes USA, Inc.
(2,650,000)	9.125%, 5/15/2019[2]	(2,712,938)
(1,025,000)	7.500%, 9/15/2021[2]	(1,004,500)
(2,475,000)	Meritor, Inc. 6.250%, 2/15/2024[2]	(2,376,000)
(410,000)	Navistar International Corp. 8.250%, 11/1/2021[2]	(321,081)
		(6,414,519)
	CONSUMER, NON-CYCLICAL – (4.0)%
(3,100,000)	Cenveo Corp. 11.500%, 5/15/2017[2]	(2,933,375)
(1,650,000)	Hologic, Inc. 5.250%, 7/15/2022[2,4]	(1,728,375)
(1,225,000)	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[2]	(1,255,625)
(2,675,000)	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[2,4]	(2,812,094)
	Kindred Healthcare, Inc.
(415,000)	6.375%, 4/15/2022[2]	(393,731)
(2,675,000)	8.750%, 1/15/2023[2,4]	(2,802,063)
		(11,925,263)
	INDUSTRIAL – (3.8)%
(2,500,000)	Ball Corp. 4.000%, 11/15/2023	(2,450,000)
(2,500,000)	Nortek, Inc. 8.500%, 4/15/2021[2]	(2,662,500)
(3,700,000)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.250%, 2/15/2021[2]	(3,861,875)
(2,450,000)	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	(2,450,000)
		(11,424,375)
	TECHNOLOGY – (0.3)%
(1,230,000)	Boxer Parent Co., Inc. 9.000%, 10/15/2019[2,4]	(884,062)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Principal Amount		Value

	Securities Sold Short (CONTINUED)
	Bonds (CONTINUED)
	TOTAL CORPORATE (Proceeds $37,786,186)	$(37,256,583)

	MORTGAGE-BACKED SECURITIES – (6.2)%
	Fannie Mae Pool
$(5,000,000)	4.000%, 11/15/2040[6]	(5,322,655)
(12,500,000)	3.500%, 11/1/2043[6]	(13,009,963)

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $18,307,031)	(18,332,618)

	U.S. GOVERNMENT – (3.0)%
	United States Treasury Note
(3,050,000)	0.875%, 4/15/2017	(3,062,450)
(875,000)	1.500%, 11/30/2019	(879,323)
(2,500,000)	1.375%, 10/31/2020	(2,481,958)
(2,500,000)	2.000%, 8/15/2025	(2,468,262)

	TOTAL U.S. GOVERNMENT (Proceeds $8,880,484)	(8,891,993)

	TOTAL BONDS (Proceeds $64,973,701)	(64,481,194)

	TOTAL SECURITIES SOLD SHORT (Proceeds $64,973,701)	$(64,481,194)

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares 20+ Year Treasury Bond ETF
(250)	Exercise Price: $135.00, Expiration Date: November 20, 2015	(1,000)

	TOTAL CALL OPTIONS (Proceeds $7,289)	(1,000)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares iBoxx $High Yield Corporate Bond ETF
(465)	Exercise Price: $80.00, Expiration Date: December 18, 2015	(11,857)
(360)	Exercise Price: $78.00, Expiration Date: March 18, 2016	(28,800)
	SPDR S&P 500 ETF Trust
(600)	Exercise Price: $170.00, Expiration Date: November 20, 2015	(2,100)
(140)	Exercise Price: $165.00, Expiration Date: December 19, 2015	(2,100)
(480)	Exercise Price: $180.00, Expiration Date: December 19, 2015	(20,880)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
	SPDR S&P 500 ETF Trust (Continued)
(265)	Exercise Price: $170.00, Expiration Date: January 15, 2016	$(13,383)
		(79,120)
	TOTAL PUT OPTIONS (Proceeds $201,459)	(79,120)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $208,748)	$(80,120)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Variable, floating or step rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $196,947,135.
[5]	All or a portion of this security is segregated as collateral for securities sold short.
[6]	To-be-announced security.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS
	Pay/(a) Receive Fixed Rate
					Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Counterparty/		Fixed Rate	Expiration Date	Notional Amount
Reference Entity
Citibank
Amkor Technology, Inc.	Pay	5.00%	12/20/20	$2,000,000	$(113,255)	$(61,881)
J.P. Morgan
American Axle & Manufacturing, Inc.	Pay	5.00	9/20/20	2,000,000	(246,966)	573
Goodyear Tire & Rubber Co.	Pay	5.00	9/20/20	2,000,000	(305,038)	(23,646)
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$(665,259)	$(84,954)

(a)	If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAP CONTRACTS
		Pay/Receive Total Return Reference Entity
					Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Counterparty/	Notional Amount(b)		Financing Rate	Termination Date
Reference Entity
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(c)	$16,395,960	Receive	1-Month USD-LIBOR-ICE + 0.90%	8/2/16	$-	$(143,088)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(143,088)

(b)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(c)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

SWAPTIONS CONTRACTS
CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES
					Premium Paid (Received)
Counterparty/	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount		Market Value
Reference Entity
J.P. Morgan
Markit CDX.NA.HY.25 V1
Put - 5 Year	Buy	$100.00	11/18/15	$7,125,000	$52,725	$7,920
Put - 5 Year	Buy	99.00	12/16/15	4,750,000	48,450	15,813
Put - 5 Year	Buy	98.00	1/21/16	4,750,000	45,600	29,106
Put - 5 Year	Sell	94.00	11/18/15	2,375,000	(13,062)	(254)
Put - 5 Year	Sell	94.00	12/16/15	4,750,000	(15,200)	(3,863)
Put - 5 Year	Sell	93.00	1/21/16	4,750,000	(18,525)	(10,462)
TOTAL CREDIT DEFAULT SWAPTIONS CONTRACTS ON CREDIT INDICES					$99,988	$38,260

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2015 (Unaudited)

INTEREST RATE SWAPTIONS CONTRACTS
	Floating Rate Index	Pay/Receive Floating Rate
Counterparty/			Exercise Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
Reference Entity
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16	$100,000	$4,260	$4
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$4,260	$4

INTEREST RATE CAP OPTIONS CONTRACTS
	Floating Rate Index	Pay/Receive Floating Rate
Counterparty/			Cap Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
Reference Entity
J.P. Morgan
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.57250	1/19/16	$100,000,000	$166,750	$-
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.59880	7/15/16	100,000,000	162,500	25,018
Call - OTC 2-Year	USD-LIBOR-BBA	Receive	0.60400	10/17/16	50,000,000	69,250	40,526
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS						$231,750	$65,544

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of October 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	4.8%
Bonds
Asset-Backed Securities	56.7%
Corporate	16.1%
Municipal	0.4%
Total Bonds	73.2%
Common Stocks
Financial	0.3%
Total Common Stocks	0.3%
Exchange-Traded Funds	0.2%
Purchased Options Contracts
Call Options	0.1%
Put Options	0.3%
Total Purchased Options Contracts	0.4%
Total Investments	78.9%
Other Assets in Excess of Liabilities	21.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund STATEMENT OF ASSETS AND LIABILITIES As of October 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $258,787,503)	$232,781,015
Purchased options contracts, at value (cost $1,647,404)	1,286,226
Investments, at value (cost $260,434,907)	234,067,241
Purchased interest rate cap options contracts, at value (cost $398,500)	65,544
Purchased swaptions contracts, at value (cost $151,035)	52,843
Cash	48,916,119
Cash held by broker	55,748,172
Receivables:
Investment securities sold	32,839,960
Fund shares sold	409,774
Unrealized appreciation on open swap contracts	573
Dividends and interest	2,615,122
Prepaid expenses	26,645
Total assets	374,741,993

Liabilities:
Securities sold short, at value (proceeds $64,973,701)	64,481,194
Written options contracts, at value (proceeds $208,748)	80,120
Written swaptions contracts, at value (proceeds $46,787)	14,579
Foreign currency due to custodian, at value (proceeds $42)	42
Payables:
Investment securities purchased	11,158,397
Fund shares redeemed	178,113
Premiums received on open swap contracts	665,259
Unrealized depreciation on open swap contracts	228,615
Advisory fees	274,267
Distribution fees (Note 7)	3,345
Dividends and interest on securities sold short	893,259
Fund accounting fees	40,787
Custody fees	40,628
Fund administration fees	38,916
Broker fees	32,706
Auditing fees	18,602
Transfer agent fees and expenses	15,705
Chief Compliance Officer fees	3,155
Trustees' fees and expenses	716
Accrued other expenses	19,841
Total liabilities	78,188,246
Net Assets	$296,553,747

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund STATEMENT OF ASSETS AND LIABILITIES – Continued As of October 31, 2015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$317,681,994
Accumulated net investment income	7,995,006
Accumulated net realized loss on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts, swap contracts, and foreign currency transactions	(2,749,740)
Net unrealized appreciation (depreciation) on:
Investments	(26,006,488)
Purchased options contracts	(694,134)
Securities sold short	492,507
Written options contracts, swaptions contracts and swap contracts	(165,398)
Net Assets	$296,553,747

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$292,235,117
Shares of beneficial interest issued and outstanding	31,919,955
Offering and redemption price per share	$9.16

Class A Shares:
Net assets applicable to shares outstanding	$4,318,630
Shares of beneficial interest issued and outstanding	473,452
Redemption price*	9.12
Maximum sales charge (5.75% of offering price)**	0.56
Maximum offering price to public	$9.68

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2015 (Unaudited)

Investment Income:
Dividends	$46,756
Interest	10,823,651
Total investment income	10,870,407

Expenses:
Advisory fees	1,576,916
Interest on securities sold short	1,352,611
Brokerage expense	194,723
Fund administration fees	141,310
Shareholder servicing fees (Note 6)	132,472
Fund accounting fees	131,406
Dividends on securities sold short	40,622
Transfer agent fees and expenses	32,338
Registration fees	27,596
Custody fees	19,493
Auditing fees	19,350
Legal fees	17,596
Shareholder reporting fees	16,087
Distribution fees (Note 7)	6,719
Chief Compliance Officer fees	6,637
Miscellaneous	5,527
Trustees' fees and expenses	4,173
Insurance fees	1,257
Total expenses	3,726,833
Advisory fees recovered	81,896
Net expenses	3,808,729
Net investment income	7,061,678

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short,
Futures Contracts, Written Options Contracts, Swaptions Contracts, Swap Contracts, and Foreign Currency:

Net realized gain (loss) on:
Investments	(2,770,639)
Purchased options contracts	(238,470)
Securities sold short	2,124,289
Futures contracts, written options contracts, swaptions contracts and swap contracts	366,733
Foreign currency transactions	2,315
Net realized loss	(515,772)
Net change in unrealized appreciation/depreciation on:
Investments	(25,717,689)
Purchased options contracts	(257,200)
Securities sold short	(162,235)
Futures contracts, written options, swaptions contracts and swap contracts	(523,331)
Net change in unrealized appreciation/depreciation	(26,660,455)
Net realized and unrealized loss on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts, swap contracts, and foreign currency	(27,176,227)

Net Decrease in Net Assets from Operations	$(20,114,549)

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2015 (Unaudited)
		For the Year Ended April 30, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,061,678	$10,416,183
Net realized loss on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts,
swap contracts, and foreign currency	(515,772)	(328,639)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, futures contracts, written options contracts, swaptions contracts, swap contracts, and foreign currency	(26,660,455)	(5,512,890)
Net increase (decrease) in net assets resulting from operations	(20,114,549)	4,574,654

Distributions to Shareholders:
From net investment income:
Class I	(4,678,022)	(6,159,038)
Class A	(111,128)	(538,188)
From net realized gains:
Class I	−	(4,466,069)
Class A	−	(82,224)
Total distributions to shareholders	(4,789,150)	(11,245,519)

Capital Transactions:
Net proceeds from shares sold:
Class I	43,438,402	122,578,512
Class A	3,507,579	2,563,629
Reinvestment of distributions:
Class I	4,348,448	10,108,666
Class A	107,455	582,566
Cost of shares redeemed:
Class I	(38,554,595)	(76,076,852)
Class A	(4,328,786)	(33,115,067)
Net increase in net assets from capital transactions	8,518,503	26,641,454

Total increase (decrease) in net assets	(16,385,196)	19,970,589

Net Assets:
Beginning of period	312,938,943	292,968,354
End of period	$296,553,747	$312,938,943

Accumulated net investment income	$7,995,006	$5,722,478

Capital Share Transactions:
Shares sold:
Class I	4,464,527	12,354,435
Class A	354,519	255,247
Shares reinvested:
Class I	444,173	1,029,362
Class A	11,010	58,770
Shares redeemed:
Class I	(4,014,678)	(7,716,666)
Class A	(445,665)	(3,325,746)

Net increase in capital share transactions	813,886	2,655,402

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund STATEMENT OF CASH FLOWS For the Six Months Ended October 31, 2015 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(20,114,549)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(145,714,969)
Sales of long-term portfolio investments	153,456,092
Proceeds from securities sold short	171,102,018
Cover short securities	(156,885,108)
Proceeds from written options and swaptions	587,679
Closed written options and swaptions	(477,827)
Purchase of short-term investments, net	(1,668,675)
Return of capital dividends received	165,786
Decrease in foreign currency	42
Decrease in cash held by broker	606,281
Increase in investment securities sold receivable	(7,891,402)
Decrease in premiums paid on open swap contracts	231,250
Increase in dividends and interest receivable	(776,628)
Decrease in prepaid expenses	7,257
Decrease in investment securities purchased	(6,895,372)
Increase in advisory fees payable	19,574
Increase in premiums received on open swap contracts	294,996
Increase in dividends and interest on securities sold short	155,489
Decrease in accrued expenses	(19,067)
Net amortization on investments	(939,739)
Net realized loss	928,507
Net change in unrealized appreciation/depreciation	26,660,455
Net cash provided by operating activities	12,832,090
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	46,709,693
Cost of shares redeemed	(42,913,495)
Dividends paid to shareholders, net of reinvestments	(333,247)
Net cash provided by financing activities	3,462,951

Net increase in cash	16,295,041

Cash:
Beginning of period	32,621,078
End of period	$48,916,119

Non cash financing activities not included herein consist of $4,455,903 of reinvested dividends.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended October 31, 2015 (Unaudited)								For the Period May 17, 2011* through April 30, 2012
			For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013

Net asset value, beginning of period	$9.91		$10.13		$9.86		$9.70		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.22		0.34		0.24		0.06		(0.08)
Net realized and unrealized gain (loss) on
investments and foreing currency	(0.82)		(0.19)		0.25		0.12		(0.22)
Total from investment operations	(0.60)		0.15		0.49		0.18		(0.30)
Less Distributions:
From net investment income	(0.15)		(0.22)		(0.13)		(0.02)		−
From net realized gains	−		(0.15)		(0.09)		−		−
Total distributions	(0.15)		(0.37)		(0.22)		(0.02)		−

Net asset value, end of period	$9.16		$9.91		$10.13		$9.86		$9.70

Total return[2]	(6.10)%	[3]	1.55%		4.95%		1.90%		(3.00)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$292,235		$307,472		$256,993		$201,442		$122,632
Ratio of expenses before fees waived/recovered including interest expense and dividends on securities sold short to average net assets	2.34%	[4]	2.19%		2.58%		3.01%		3.72%	[4]
Ratio of expenses after fees waived/recovered including interest expense and dividends on securities sold short to average net assets	2.39%	[4]	2.31%		2.65%		2.84%		3.11%	[4]
Ratio of expenses after fees waived/recovered excluding interest expense and dividends on securities sold short to average net assets	1.39%	[4]	1.74%		2.04%		2.25%		2.25%	[4]
Ratio of net investment income (loss) after fees waived/recovered including interest expense and dividends on securities sold short to average net assets	4.44%	[4]	3.40%		2.42%		0.63%		(0.88)%	[4]
Portfolio turnover rate	98%	[3,5]	206%	[5]	230%	[5]	317%	[5]	490%	[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2015 (Unaudited)								For the Period May 17, 2011* through April 30, 2012
			For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013

Net asset value, beginning of period	$9.88		$10.09		$9.83		$9.67		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.20		0.31		0.22		0.04		(0.10)
Net realized and unrealized gain (loss) on
investments and foreing currency	(0.82)		(0.18)		0.24		0.13		(0.23)
Total from investment operations	(0.62)		0.13		0.46		0.17		(0.33)
Less Distributions:
From net investment income	(0.14)		(0.19)		(0.11)		(0.01)		−
From net realized gains	−		(0.15)		(0.09)		−		−
Total distributions	(0.14)		(0.34)		(0.20)		(0.01)		−

Net asset value, end of period	$9.12		$9.88		$10.09		$9.83		$9.67

Total return[2]	(6.30)%	[3]	1.30%		4.71%		1.73%		(3.30)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,319		$5,467		$35,975		$21,515		$10,903

Ratio of expenses before fees waived/recovered including interest expense and dividends on securities sold short to average net assets	2.59%	[4]	2.44%		2.83%		3.26%		3.97%	[4]
Ratio of expenses after fees waived/recovered including interest expense and dividends on securities sold short to average net assets	2.64%	[4]	2.56%		2.90%		3.09%		3.36%	[4]
Ratio of expenses after fees waived/recovered excluding interest expense and dividends on securities sold short to average net assets	1.64%	[4]	1.99%		2.29%		2.50%		2.50%	[4]
Ratio of net investment income (loss) after fees waived/recovered including interest expense and dividends on securities sold short to average net assets	4.19%	[4]	3.15%		2.17%		0.38%		(1.13)%	[4]
Portfolio turnover rate	98%	[3,5]	206%	[5]	230%	[5]	317%	[5]	490%	[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Transactions in written options contracts for the six months ended October 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at May 1, 2015	2,594	$148,030
Written	7,386	527,829
Terminated in closing purchasing transactions	(4,021)	(286,493)
Expired	(3,197)	(171,313)
Exercised	(202)	(9,305)
Outstanding at October 31, 2015	2,560	$208,748

Transactions in written swaptions contracts for the six months ended October 31, 2015 were as follows:

	Notional Value of Contracts	Premium Amount
Outstanding at May 1, 2015	-	$-
Written	14,250,000	59,850
Terminated in closing purchasing transactions	(2,375,000)	(13,062)
Expired	-	-
Exercised	-	-
Outstanding at October 31, 2015	11,875,000	$46,788

(f) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

(g) Exchange-Traded Notes
Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(h) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(i) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

(j) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(k) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies. The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

(l) Other
The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(m) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(n) Securities Lending
The Fund may engage in securities lending. The loans are secured by collateral. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. The cash collateral is maintained on the Fund's behalf. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2015, the Fund had no securities on loan.

(o) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms. At October 31, 2015 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At October 31, 2015 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(p) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2013-2015 and as of and during the six months ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(q) Distributions to Shareholders
The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.99% of the Fund’s average daily net assets, effective February 1, 2015. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.39% and 1.64% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively. This agreement is effective until August 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees. Prior to February 1, 2015, the Advisor contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.85% and 2.10% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

For the six months ended October 31, 2015, the Advisor recovered $81,896 of previously waived advisory fees. The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the fiscal year in which such reimbursements occurred. At October 31, 2015, the amount of these potentially recoverable expenses was $203,219. The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2016	$203,219

The Advisor invests a portion or all of the Fund’s assets in securities and other instruments directly. The Advisor may allocate a portion of the Fund’s assets to investment managers (“sub-advisors”), subject to overall monitoring by the Advisor. The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. Effective August 31, 2015, UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to August 31, 2015, J.P. Morgan Chase Bank, N.A., served as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended October 31, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$260,745,179

Gross unrealized appreciation	$2,063,608
Gross unrealized depreciation	(28,741,546)
Net unrealized depreciation on investments	$(26,677,938)

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,482,540
Undistributed long-term capital gains	-
Accumulated earnings	3,482,540

Accumulated capital and other losses	(1,826,861)
Unrealized appreciation on securities sold short, swap contracts and futures contracts	874,052
Other accumulated losses	(115,861)
Unrealized appreciation on investments	1,361,582
Total accumulated earnings	$3,775,452

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. As of April 30, 2015, the Fund had $1,826,861 of post-October capital losses which are deferred until May 1, 2015 for tax purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2015 and April 30, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$7,901,825	$3,203,371
Long-term capital gains	3,343,694	2,290,814
Total distributions paid	$11,245,519	$5,494,185

Note 5 – Investment Transactions
For the six months ended October 31, 2015, purchases and sales of investments excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts, were $145,714,969 and $153,456,092 respectively. Proceeds from securities sold short and cover short securities were $171,102,018 and $156,885,108, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

For the six months ended October 31, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$14,245,142	$-	$14,245,142
Bonds**	-	217,052,717	-	217,052,717
Common Stock**	1,011,056	-	-	1,011,056
Exchange-Traded Funds	472,100	-	-	472,100
Purchased Options Contracts	986,222	300,004	-	1,286,226
Total	$2,469,378	$231,597,863	$-	$234,067,241

Liabilities
Bonds**	$-	$64,481,194	$-	$64,481,194
Written Options Contracts	80,120	-	-	80,120
Total	$80,120	$64,481,194	$-	$64,561,314

Other Financial Instruments***
Credit Default Swap Contracts	$-	$(84,954)	$-	$(84,954)
Total Return Swap Contracts	-	(143,088)	-	(143,088)
Credit Default Swaptions Contracts on Credit Indices	-	38,260	-	38,260
Interest Rate Swaptions Contracts	-	4	-	4
Interest Rate Cap Options Contracts	-	65,544	-	65,544
Total	$-	$(124,234)	$-	$(124,234)

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2015 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at fair value	$156,812	$-	$1,005,039	$189,919	$1,351,770
Purchased swaptions contracts, at fair value	-	52,839	-	4	52,843
Unrealized depreciation on open swap contracts	-	573	-	-	573
	$156,812	$53,412	$1,005,039	$189,923	$1,405,186

Liabilities
Written options contracts, at fair value	$-	$-	$38,462	$41,658	$80,120
Written swaptions contracts, at fair value	-	14,579	-	-	14,579
Unrealized depreciation on open swap contracts	-	85,527	-	143,088	228,615
	$-	$100,106	$38,462	$184,746	$323,314

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2015 are as follows:

	Derivatives not designated as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Interest Rate Contracts	Volatility Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$51,215	$-	$(114,989)	$(242,908)	$68,212	$(238,470)
Written options contracts	(18,720)	-	23,902	11,642	(29,958)	(13,134)
Swaptions contracts	-	(159,960)	-	-	-	(159,960)
Swap contracts	-	(1,384)	-	420,406	-	419,022
Futures contracts	-	-	-	120,805	-	120,805
	$32,495	$(161,344)	$(91,087)	$309,945	$38,254	$128,263

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

	Commodity Contracts	Credit Contracts	Equity Contracts	Interest Rate Contracts	Volatility Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$(5,088)	$-	$29,335	$(281,447)	-	$(257,200)
Written options contracts	-	-	76,001	16,014	-	92,015
Swaptions contracts	-	(52,585)	-	(20)	-	(52,605)
Swap contracts	-	(18,912)	-	(558,056)	-	(576,968)
Futures contracts	-	-	-	14,227	-	14,227
	$(5,088)	$(71,497)	$105,336	$(809,282)	$-	$(780,531)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2015 are as follows:

Derivatives not designated as hedging instruments
Commodity	Purchased options contracts	Number of contracts	99
	Written options contracts	Number of contracts	(2)
Credit contracts	Swap contracts	Notional amount	$7,400,000
	Swaptions contracts	Notional amount	$14,316,667
Equity contracts	Purchased options contracts	Number of contracts	5,306
	Written options contracts	Number of contracts	(1,226)
Interest rate contracts	Purchased options contracts	Number of contracts	1,335,532
	Written options contracts	Number of contracts	(942)
	Purchased interest rate cap options contracts	Notional amount	$225,000,000
	Swap contracts	Notional amount	$22,857,358
	Swaptions contracts	Notional amount	$100,000
	Futures contracts	Number of contracts	(12)

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Purchased interest rate cap options contracts, at fair value – asset	J.P. Morgan	$65,544	$-	$(65,544)	$-
Purchased swaptions contracts, at fair value – asset	J.P. Morgan	52,843	-	(52,843)	-
Written swaptions contracts, at fair value – liability	J.P. Morgan	14,579	-	(14,579)	-
Unrealized appreciation on open swap contracts – asset receivable	J.P. Morgan	573	-	(573)	-
Unrealized depreciation on open swap contacts – liability payable	Citibank	61,880	-	(61,880)	-
Unrealized depreciation on open swap contacts – liability payable	J.P. Morgan	23,646	-	(23,646)	-
Unrealized depreciation on open swap contacts – liability payable	Bank of Nova Scotia	143,088	-	(143,088)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2015 (Unaudited)

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Absolute Return Fund
SUPPLEMEMTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) with respect to the Palmer Square Absolute Return Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the HFRX Absolute Return Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Multialternative fund universe (the “Performance Universe”) for the one- and three-year periods ended May 31, 2015; and reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Multialternative fund universe (the “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials reviewed by the Board indicated that the total return of the Fund for the one-year period was above the median returns of the Performance Peer Group and the Performance Universe and the return of the HFRX Absolute Return Index. For the three-year period, the Fund’s annualized total return was above the return of the HFRX Absolute Return Index but below the median returns of the Performance Universe and the Performance Peer Group by 0.99% and 0.11%, respectively. The Board also considered the Investment Advisor’s belief that the Performance Peer Group was not comprised of those mutual funds most comparable to the Fund, and that compared to an alternate peer group of five other funds selected by the Investment Advisor, the Fund’s annualized total returns were the third highest for the one-year period and the second highest for the two- and three-year and since inception periods. The Board also considered that the dispersion of investment styles in the multialternative fund category is great, which makes construction of an appropriate peer group of funds difficult.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the materials reviewed by the Board indicated that the investment advisory fees (gross of fee waivers) paid by the Fund and the Fund’s total expenses (net of fee waivers) were below the Expense Peer Group and Expense Universe medians. The Board also considered the Investment Advisor’s belief that the Expense Peer Group was not comprised of those mutual funds most comparable to the Fund, and that the Fund’s advisory fee and net total expenses were lower than the averages of the alternate peer group of funds selected by the Investment Advisor. The Board also noted that the Investment Advisor had reduced its contractual advisory fees and the Fund’s expense limitations in the past, with the most recent reduction made in February 2015. The Board also considered that the Investment Advisor does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore it could not compare the Fund’s advisory fees with those of any other clients of the Investment Advisor.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had recouped certain advisory fees it had previously waived, and determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund other than investment advisory fees paid to the Investment Advisor, including the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints with respect to the Fund, the Investment Advisor had significantly reduced the contractual advisory fee and expense limitation of the Fund on more than one occasion, and that therefore the Investment Advisor was passing on its economies of scale to the Fund’s shareholders.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Palmer Square Absolute Return Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Expenses Paid During Period* 5/1/15 – 10/31/15
Class I
Actual Performance	$1,000.00	$939.00	$11.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.14	$12.07

Class A
Actual Performance	$1,000.00	$937.00	$12.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.87	$13.34

*	Expenses are equal to the Fund’s annualized expense ratio of 2.39% and 2.64% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

Palmer Square Absolute Return Fund
a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Absolute Return Fund - Class I Shares	PSQIX	461418 451
Palmer Square Absolute Return Fund - Class A Shares	PSQAX	461418 469

Privacy Principles of the Palmer Square Absolute Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Absolute Return Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Absolute Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/8/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/8/2016